Initial Public Offering (Details) - Class A Ordinary Shares [Member] - $ / shares	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024
Initial Public Offering [Line Items]
Ordinary shares issued		580,000	0
Price per share (in Dollars per share)		$ 12
IPO [Member]
Initial Public Offering [Line Items]
Ordinary share issued	27,600,000
Ordinary shares issued	3,600,000
Price per share (in Dollars per share)	$ 10